Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 19,832	kr 18,830
Regulatory adjustments to Common Equity Tier 1 capital	(382)	(523)
Total Common Equity Tier-1 capital	19,450	18,307
Total Tier-1 capital	19,450	18,307
Own funds	kr 19,450	18,307
IRB approach
Disclosure of objectives, policies and processes for managing capital
Threshold percentage to increase own funds	0.60%
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	14,856	12,829
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	292	245
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	694	1,766
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(306)	(445)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(98)	(56)
Own credit risk
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	77	93
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	kr (55)	kr (115)